Recapitalization (Tables)	6 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Schedule of Business Combination to the Consolidated Statement of Changes in Equity

The following table reconciles the elements of the Business Combination to the consolidated statement of changes in stockholders’ equity for the year ended December 31, 2025:

Cash - trust and cash, net of redemptions	$15,992,015
Less: transaction expenses paid	(3,790,701)
Net proceeds from the Business Combination	12,201,314

Assets (liabilities) assumed from the SPAC:
Cash	64,357
Accrued offering costs	(75,000)
Reverse recapitalization, net	$12,190,671

Schedule of Pubco Stock Issued

The number of shares of Pubco Stock issued immediately following the consummation of the Business Combination were:

Columbus Circle Capital Corp I public shares outstanding prior to the Business Combination	25,000,000
Less: Redemption of Columbus Circle Capital Corp I ordinary shares	(23,434,229)
Columbus Circle Capital Corp I public shares	1,565,771
Columbus Circle Capital Corp I founder shares outstanding	8,333,333
Columbus Circle Capital Corp I private placement shares outstanding	265,000
Columbus Circle Capital Corp I representative shares outstanding	440,000
Business combination shares – ProCap common shares after conversation ratio	74,562,500
Common stock available immediately after the Business Combination	85,166,604

Schedule of ProCap Shares Details	The number of ProCap shares was determined as follows:
	ProCap units	ProCap common shares after conversion ratio
Common	10,000,000	10,000,000
Preferred	51,650,000	64,562,500
	61,650,000	74,562,500